Contingencies, Commitments and Guarantees (Insolvency Assessments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Assets:
Premium tax offset for future discounted and undiscounted assessments	$ 13	$ 13
Premium tax offsets currently available for paid assessments	8	14
Other Liabilities:
Insolvency assessments	17	18
Insurance-related Assessments
Loss Contingencies [Line Items]
Total assets held for insolvency assessments	$ 21	$ 27